Intangible assets and goodwill (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets and Goodwill
Impairment of intangible assets	R$ 0	R$ 0
Forecast period of cash flow projections	8 years